Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 8.83%
FHLMC	4.00%	5-1-2025	$38,478	$38,093
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.89	5-25-2044	236,797	236,793
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	185,354	203,751
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.43	7-25-2043	43,618	40,373
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.95	10-25-2043	438,009	345,621
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.42	4-1-2038	60,661	61,676
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	4-1-2032	9,884	9,919
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	2.96	5-1-2026	225	222
FHLMC (RFUCCT1Y+1.91%)±	6.16	9-1-2031	1,485	1,483
FHLMC Series 2597 Class AE	5.50	4-15-2033	4,914	4,855
FHLMC Series 3735 Class KL	3.50	10-15-2025	37,327	36,774
FNMA	6.00	3-1-2033	37,978	38,413
FNMA	6.50	8-1-2031	97,384	98,986
FNMA%%	7.00	6-15-2054	6,085,000	6,250,717
FNMA	9.00	11-1-2024	1,946	1,942
FNMA (1 Year Treasury Constant Maturity+1.27%)±	5.40	8-1-2034	37,024	36,637
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.34	11-1-2031	12,572	12,496
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.55	8-1-2036	293,332	301,383
FNMA (RFUCCT1Y+1.77%)±	6.24	7-1-2044	197,621	202,643
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	10,729	11,486
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	273,451	280,340
FNMA Series 2003-W11 Class A1±±	7.45	6-25-2033	3,406	3,424
FNMA Series 2003-W6 Class 6A±±	4.37	8-25-2042	200,898	192,956
FNMA Series 2003-W6 Class PT4±±	8.25	10-25-2042	27,863	29,264
FNMA Series 2005-84 Class MB	5.75	10-25-2035	62,282	62,165
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	5.63	2-25-2046	837,987	829,030
FNMA Series 2011-48 Class CN	4.00	6-25-2026	49,991	49,105
GNMA%%	5.50	6-15-2054	6,280,000	6,229,293
GNMA%%	6.00	6-15-2054	15,410,000	15,504,350
GNMA%%	6.50	6-15-2054	17,275,000	17,535,030
GNMA%%	7.00	6-15-2054	6,110,000	6,231,565
GNMA Series 2005-27 Class PA	4.50	4-20-2035	14,231	13,876
Total agency securities (Cost $54,795,409)				54,894,661
Asset-backed securities: 12.68%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,824,682	1,863,088
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,259,474	1,127,346
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A Class A144A	3.35	9-22-2025	2,886,667	2,874,337
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	2,220,000	2,141,728
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	886,503	846,655
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,218,403
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (U.S. SOFR 3 Month+1.31%)144A±	6.63%	4-24-2029	$531,432	$531,452
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	2,186,062	2,071,043
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	6.07	11-25-2069	1,231,541	1,225,470
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	970,000	878,561
Carvana Auto Receivables Trust Series 2021-P3 Class A3	0.70	11-10-2026	1,983,427	1,939,263
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	582,152	573,522
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	6.59	4-18-2031	3,213,134	3,220,957
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	926,080
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	614,098	567,269
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	349,634	5,913
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	2,186,855	2,152,769
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,611,744
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	3,060,750	2,996,388
Dryden 72 CLO Ltd. Series 2019-72A Class CR (U.S. SOFR 3 Month+2.11%)144A±	7.43	5-15-2032	1,000,000	1,001,861
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	6.56	9-25-2033	91,079	89,501
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	728,252	720,098
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	1,342,688	1,353,478
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,672,040
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,026,072
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	615,000	634,226
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	1,709,034	1,718,159
FS Rialto Issuer Ltd. Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.23	11-16-2036	2,000,000	1,970,051
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	1,120,000	1,125,634
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	2,325,000	2,285,721
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	6.48	6-16-2036	429,137	426,161
HGI CRE CLO Ltd. Series 2021-FL2 Class C (U.S. SOFR 1 Month+1.91%)144A±	7.23	9-17-2036	1,000,000	970,258
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	2,150,878	2,132,831
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.51	10-16-2036	227,140	225,863
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.67	2-19-2037	3,680,921	3,651,014
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.28	7-15-2036	613,819	610,558
MNR ABS Issuer I LLC♦‡	8.12	12-15-2038	973,673	982,047
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	1,854,198	1,603,768
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	2,180,000	2,189,919
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	79,838	79,318
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Octane Receivables Trust Series 2022-2A Class A144A	5.11%	2-22-2028	$608,242	$605,523
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	377,788	377,794
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	645,000	643,652
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	518,002	508,391
Pagaya AI Debt Selection Trust Series 2023-1 Class A144A	7.56	7-15-2030	1,158,510	1,162,947
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	6.69	7-25-2051	917,049	910,285
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,856,767	1,876,844
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D144A	9.97	5-15-2032	2,000,000	2,075,846
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	1,469,132	1,373,928
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	1,659,046	1,655,535
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.99	5-26-2055	503,517	495,927
Sound Point CLO Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.14	4-15-2030	2,660,000	2,661,393
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.67	4-15-2030	257,592	257,866
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	609,508	555,088
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	950,529	903,806
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	6.59	10-18-2030	1,701,485	1,703,938
Venture XXIX CLO Ltd. Series 2017-29A Class AR (U.S. SOFR 3 Month+1.25%)144A±	6.57	9-7-2030	1,791,175	1,795,816
Vibrant CLO VI Ltd. Series 2017-6A Class AR (U.S. SOFR 3 Month+1.21%)144A±	6.54	6-20-2029	16,571	16,571
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	8.24	7-15-2029	2,050,000	2,051,857
Total asset-backed securities (Cost $80,341,547)				78,873,573
Corporate bonds and notes: 30.62%
Basic materials: 1.82%
Chemicals: 0.94%
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	3,000,000	2,825,529
Solvay Finance America LLC144A%%	5.65	6-4-2029	3,000,000	3,019,398
				5,844,927
Mining: 0.88%
Glencore Funding LLC144A	5.40	5-8-2028	2,465,000	2,459,936
Newmont Corp./Newcrest Finance Pty. Ltd.144A	5.30	3-15-2026	3,000,000	2,989,716
				5,449,652
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 0.73%
Media: 0.52%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10%	6-1-2029	$1,240,000	$1,241,355
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	2,000,000	2,015,620
				3,256,975
Telecommunications: 0.21%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	500,000	496,360
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	800,000	795,261
				1,291,621
Consumer, cyclical: 5.13%
Airlines: 0.44%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70	10-15-2025	1,180,088	1,145,501
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	1,227,500	1,213,760
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	408,240	401,074
				2,760,335
Apparel: 0.85%
Michael Kors USA, Inc.144A	4.25	11-1-2024	2,241,000	2,214,763
Tapestry, Inc.	7.00	11-27-2026	3,000,000	3,080,218
				5,294,981
Auto manufacturers: 1.46%
Ford Motor Credit Co. LLC	2.30	2-10-2025	4,000,000	3,901,268
General Motors Financial Co., Inc.	5.55	7-15-2029	1,260,000	1,254,397
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	1,040,954
Hyundai Capital America144A	5.30	1-8-2029	1,800,000	1,784,920
Hyundai Capital America144A	5.65	6-26-2026	1,080,000	1,080,016
				9,061,555
Auto parts & equipment: 0.32%
BorgWarner, Inc.144A	5.00	10-1-2025	2,000,000	1,976,297
Entertainment: 0.38%
Warnermedia Holdings, Inc.	3.64	3-15-2025	1,000,000	983,016
Warnermedia Holdings, Inc.	3.76	3-15-2027	1,500,000	1,422,467
				2,405,483
Housewares: 0.36%
Newell Brands, Inc.	5.70	4-1-2026	2,250,000	2,221,692
Lodging: 0.70%
Las Vegas Sands Corp.	3.20	8-8-2024	2,155,000	2,149,614
Las Vegas Sands Corp.	6.00	8-15-2029	2,200,000	2,208,891
				4,358,505
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.40%
Advance Auto Parts, Inc.	5.95%	3-9-2028	$2,500,000	$2,479,164
Toys/games/hobbies: 0.22%
Mattel, Inc.144A	5.88	12-15-2027	1,370,000	1,364,993
Consumer, non-cyclical: 1.77%
Agriculture: 0.26%
Altria Group, Inc.	1.70	6-15-2025	1,515,000	1,607,233
Beverages: 0.48%
Coca-Cola Consolidated, Inc.	5.25	6-1-2029	3,000,000	3,006,812
Commercial services: 0.56%
Global Payments, Inc.	4.45	6-1-2028	2,220,000	2,136,645
UL Solutions, Inc.144A	6.50	10-20-2028	1,275,000	1,314,615
				3,451,260
Healthcare-services: 0.47%
CHRISTUS Health Series C	4.34	7-1-2028	3,025,000	2,933,137
Financial: 16.84%
Banks: 5.74%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	2,500,000	2,446,177
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,215,492
Citigroup, Inc. (U.S. SOFR+1.55%)±	5.61	9-29-2026	3,000,000	2,998,834
Goldman Sachs Bank USA (U.S. SOFR+0.78%)±	5.28	3-18-2027	3,000,000	2,987,765
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,758,649
JPMorgan Chase & Co. (U.S. SOFR+0.49%)±	0.77	8-9-2025	2,000,000	1,980,977
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,049,340
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.54%)±	0.82	6-1-2025	1,220,000	1,220,000
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	835,000	775,115
Morgan Stanley (U.S. SOFR+0.56%)±	1.16	10-21-2025	2,000,000	1,963,953
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,021,570
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	2,305,000	2,233,188
Santander Holdings USA, Inc. (U.S. SOFR+1.38%)±	4.26	6-9-2025	800,000	799,761
Santander Holdings USA, Inc. (U.S. SOFR+2.33%)±	5.81	9-9-2026	1,250,000	1,243,558
Truist Financial Corp. (U.S. SOFR+2.05%)±	6.05	6-8-2027	1,000,000	1,007,397
U.S. Bancorp (U.S. SOFR+2.02%)±	5.78	6-12-2029	3,135,000	3,169,748
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,852,429
				35,723,953
Diversified financial services: 2.43%
Aircastle Ltd.144A	6.50	7-18-2028	2,650,000	2,697,631
Aviation Capital Group LLC144A	6.75	10-25-2028	1,000,000	1,039,147
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,188,093
Cantor Fitzgerald LP144A	7.20	12-12-2028	2,750,000	2,829,293
Capital One Financial Corp.	0.80	6-12-2024	2,500,000	2,710,454
Enact Holdings, Inc.144A	6.50	8-15-2025	3,645,000	3,671,426
				15,136,044
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 5.11%
Allied World Assurance Co. Holdings Ltd.	4.35%	10-29-2025	$2,880,000	$2,815,250
Athene Global Funding	0.37	9-10-2026	2,000,000	2,003,301
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,014,305
CNO Global Funding144A%%	5.88	6-4-2027	1,500,000	1,503,673
Equitable Financial Life Global Funding144A	5.50	12-2-2025	2,080,000	2,074,916
Farmers Exchange Capital144A	7.05	7-15-2028	1,015,000	1,035,033
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,850,202
Metropolitan Life Global Funding I144A	4.40	6-30-2027	2,000,000	1,960,510
Minnesota Life Insurance Co.144A	8.25	9-15-2025	3,000,000	3,054,792
New York Life Global Funding144A	4.90	6-13-2028	3,000,000	2,974,809
NMI Holdings, Inc.	6.00	8-15-2029	1,405,000	1,389,236
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	2,967,946
Pine Street Trust I144A	4.57	2-15-2029	952,000	906,498
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,208,470
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,000,672
				31,759,613
Investment Companies: 0.24%
Ares Capital Corp.	5.88	3-1-2029	1,490,000	1,473,431
REITS: 3.32%
American Tower Corp.	5.20	2-15-2029	2,520,000	2,501,145
Boston Properties LP	3.20	1-15-2025	500,000	491,799
Brandywine Operating Partnership LP	8.05	3-15-2028	1,140,000	1,175,518
EPR Properties	4.50	4-1-2025	1,500,000	1,480,090
Omega Healthcare Investors, Inc.	4.75	1-15-2028	1,370,000	1,317,327
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,046,199
Prologis Targeted U.S. Logistics Fund LP144A	5.25	4-1-2029	1,555,000	1,548,190
Sabra Health Care LP	5.13	8-15-2026	1,490,000	1,461,762
SITE Centers Corp.	4.70	6-1-2027	380,000	376,895
Starwood Property Trust, Inc.144A	3.75	12-31-2024	65,000	63,825
Tanger Properties LP	3.13	9-1-2026	3,109,000	2,918,985
VICI Properties LP	4.38	5-15-2025	1,835,000	1,809,685
WEA Finance LLC144A	2.88	1-15-2027	1,612,000	1,490,035
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	3,000,000	2,976,295
				20,657,750
Industrial: 1.39%
Engineering & construction: 0.30%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	1,900,000	1,852,494
Transportation: 0.48%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,000,505
Trucking & leasing: 0.61%
DAE Funding LLC144A	1.55	8-1-2024	1,000,000	991,505
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	1,800,000	1,805,996
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	6.05	8-1-2028	1,000,000	1,020,653
				3,818,154
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Technology: 0.30%
Computers: 0.30%
Kyndryl Holdings, Inc.	2.05%	10-15-2026		$2,010,000	$1,852,546
Utilities: 2.64%
Electric: 2.64%
Duke Energy Corp.	3.10	6-15-2028		1,840,000	1,929,708
Emera U.S. Finance LP	3.55	6-15-2026		2,985,000	2,855,920
FirstEnergy Corp. Series B	4.15	7-15-2027		2,965,000	2,823,769
OGE Energy Corp.	5.45	5-15-2029		3,000,000	3,007,345
Southern California Edison Co.	5.15	6-1-2029		800,000	796,726
Southern California Edison Co.	5.35	3-1-2026		2,000,000	1,999,441
Vistra Operations Co. LLC144A	3.55	7-15-2024		3,000,000	2,990,792
					16,403,701
Total corporate bonds and notes (Cost $191,555,849)					190,442,813
Foreign corporate bonds and notes: 2.04%
Communications: 0.33%
Telecommunications: 0.33%
Eutelsat SA	1.50	10-13-2028	EUR	500,000	429,864
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	1,625,000	1,660,411
					2,090,275
Consumer, cyclical: 0.77%
Auto manufacturers: 0.20%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	1,200,000	1,212,087
Auto parts & equipment: 0.41%
Conti-Gummi Finance BV	1.13	9-25-2024	EUR	2,000,000	2,149,873
Forvia SE	7.25	6-15-2026	EUR	364,000	412,747
					2,562,620
Entertainment: 0.16%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	290,000	310,909
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	585,000	680,652
					991,561
Consumer, non-cyclical: 0.44%
Commercial services: 0.28%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,250,000	1,356,434
Verisure Holding AB144A	9.25	10-15-2027	EUR	300,000	344,967
					1,701,401
Food: 0.06%
Iceland Bondco PLC	10.88	12-15-2027	GBP	295,000	391,695
Pharmaceuticals: 0.10%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	600,000	630,262
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Financial: 0.38%
Banks: 0.09%
Banco BPM SpA	0.88%	7-15-2026	EUR	540,000	$552,657
Diversified financial services: 0.04%
Sherwood Financing PLC	4.50	11-15-2026	EUR	245,000	230,002
Real estate: 0.25%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	1,500,000	1,595,185
Government securities: 0.05%
Multi-national: 0.05%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	370,000	314,149
Industrial: 0.07%
Machinery-diversified: 0.07%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	9.11	7-15-2029	EUR	400,000	432,110
Total foreign corporate bonds and notes (Cost $13,123,853)					12,704,004
Foreign government bonds: 1.86%
Australia: 0.40%
Australia	2.75	11-21-2028	AUD	3,965,000	2,496,703
Brazil: 0.54%
Brazil¤	0.00	10-1-2025	BRL	20,000,000	3,323,335
Malaysia: 0.11%
Malaysia	3.88	3-14-2025	MYR	3,300,000	703,896
Spain: 0.42%
Spain¤	0.00	1-31-2028	EUR	2,680,000	2,599,691
United Kingdom: 0.39%
U.K. Gilts	1.63	10-22-2028	GBP	2,100,000	2,404,900
Total foreign government bonds (Cost $11,942,918)					11,528,525

	Shares
Investment companies: 0.55%
Exchange-traded funds: 0.55%
iShares 0-5 Year High Yield Corporate Bond ETF	80,600	3,401,320
Total investment companies (Cost $3,310,904)		3,401,320
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.10%
Indiana: 0.10%
Education revenue: 0.10%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	6.24%	2-25-2044	$609,223	$608,691
Total municipal obligations (Cost $604,009)				608,691
Non-agency mortgage-backed securities: 10.52%
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,749,407	2,313,630
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	296,556	275,090
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	401,876	369,715
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,661,617	1,482,984
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	181,235	176,063
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33	10-15-2036	2,165,000	2,127,112
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.96	2-15-2041	3,010,000	3,009,059
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	151,745	149,695
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	931,842	870,059
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.01	6-19-2031	51,637	50,037
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.71	2-10-2047	384,325	364,880
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	693,609	672,228
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	533,292	497,637
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	1,234,494	1,004,239
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A	3.50	4-25-2074	2,627,487	2,448,328
FWD Securitization Trust Series 2020-INV1 Class A3144A±±	2.44	1-25-2050	605,706	554,743
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	957,307	803,067
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	6.32	11-15-2036	2,518,000	2,504,623
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	6.92	8-25-2054	3,000,000	3,000,000
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	93,656	88,497
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	2,059,861
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,280,877	1,909,532
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	4,005,000	3,286,030
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	6.57	6-15-2035	566,915	531,690
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	877,303	757,343
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.75	10-25-2032	669	633
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.88	11-15-2038	2,985,671	2,976,341
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02%	2-25-2027	$34,322	$33,682
MFA Trust Series 2020-NQM1 Class A2144A±±	1.79	8-25-2049	382,143	354,042
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	637,528	576,641
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	800,000	699,106
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	1,449,333	1,378,005
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	929,480	856,620
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	2,197,256	1,986,576
OBX Trust Series 2019-EXP1 Class 1A3144A±±	4.00	1-25-2059	631,142	601,859
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	6.14	10-15-2036	2,990,000	2,952,738
PKHL Commercial Mortgage Trust Series 2021-MF Class B (U.S. SOFR 1 Month+1.29%)144A±	6.61	7-15-2038	3,342,000	2,978,458
PRPM LLC Series 2024-2 Class A1144A	7.03	3-25-2029	1,297,075	1,297,831
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	1,222,742	1,229,347
Ready Capital Mortgage Trust Series 2019-5 Class A144A	3.78	2-25-2052	4,837	4,825
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	177,859	164,598
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	3,019,481	3,018,654
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	7.56	4-15-2037	3,100,000	3,084,683
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	1,067,849	995,751
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	265,980	253,467
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	730,336	680,037
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.21	2-15-2032	1,238,539	1,234,684
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	4,230,962	3,673,028
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,845,617	1,578,756
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	89,837	82,485
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	788,085	703,092
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	673,741	670,990
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.58	8-25-2032	47,308	47,283
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.58	8-25-2032	22,460	21,984
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	7.09	12-28-2037	2,835	2,787
Total non-agency mortgage-backed securities (Cost $69,436,186)				65,445,125
U.S. Treasury securities: 23.79%
U.S. Treasury Notes##	0.38	12-31-2025	63,270,000	58,873,229
U.S. Treasury Notes	1.13	1-15-2025	39,905,000	38,905,037
U.S. Treasury Notes	3.25	8-31-2024	23,505,000	23,379,441
U.S. Treasury Notes	4.25	12-31-2025	10,500,000	10,378,594
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.63%	2-28-2025	$2,480,000	$2,468,665
U.S. Treasury Notes	5.00	8-31-2025	14,000,000	13,979,219
Total U.S. Treasury securities (Cost $149,307,559)				147,984,185
Yankee corporate bonds and notes: 12.25%
Communications: 0.30%
Internet: 0.30%
Prosus NV144A	3.26	1-19-2027	2,000,000	1,850,663
Consumer, non-cyclical: 0.60%
Agriculture: 0.31%
Viterra Finance BV144A	4.90	4-21-2027	2,000,000	1,964,605
Beverages: 0.29%
JDE Peet’s NV144A	0.80	9-24-2024	1,810,000	1,780,391
Energy: 0.97%
Oil & gas: 0.97%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38	6-22-2025	3,000,000	2,933,486
Woodside Finance Ltd.144A	3.65	3-5-2025	1,750,000	1,721,533
Woodside Finance Ltd.144A	3.70	3-15-2028	1,500,000	1,404,692
				6,059,711
Financial: 8.16%
Banks: 6.75%
Banco Santander SA (1 Year Treasury Constant Maturity+0.45%)±	5.74	6-30-2024	2,000,000	1,998,711
Banque Federative du Credit Mutuel SA144A	4.52	7-13-2025	3,000,000	2,967,916
BNP Paribas SA (U.S. SOFR+1.00%)144A±	1.32	1-13-2027	1,545,000	1,440,768
BPCE SA144A	4.75	7-19-2027	2,560,000	2,514,569
Danske Bank AS (1 Year Treasury Constant Maturity+0.55%)144A±	0.98	9-10-2025	2,000,000	1,972,607
Danske Bank AS (1 Year Treasury Constant Maturity+2.10%)144A±	6.47	1-9-2026	1,000,000	1,002,434
Deutsche Bank AG (U.S. SOFR+1.59%)±	5.71	2-8-2028	3,045,000	3,038,990
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	2,000,000	1,987,787
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,490,000	1,504,010
Intesa Sanpaolo SpA Series XR144A	3.25	9-23-2024	2,000,000	1,983,606
Macquarie Group Ltd. (U.S. SOFR+1.07%)144A±	1.34	1-12-2027	1,885,000	1,757,835
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	3,000,000	2,997,536
Mizuho Financial Group, Inc. (U.S. SOFR 3 Month+1.24%)±	2.84	7-16-2025	1,000,000	996,365
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,199,249
Skandinaviska Enskilda Banken AB144A	5.38	3-5-2029	3,000,000	2,986,446
Swedbank AB144A	6.14	9-12-2026	3,000,000	3,030,649
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,827,765
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (1 Year Treasury Constant Maturity+1.08%)144A±	1.36%	1-30-2027	$2,000,000	$1,859,904
UBS Group AG (U.S. SOFR+2.04%)144A±	2.19	6-5-2026	3,000,000	2,892,802
				41,959,949
Diversified financial services: 0.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.65	10-29-2024	654,000	642,976
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	4-15-2027	1,665,000	1,704,343
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	965,000	955,801
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,000,000	992,546
				4,295,666
Real estate: 0.41%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,582,326
REITS: 0.31%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63	1-28-2026	2,000,000	1,938,140
Government securities: 1.16%
Multi-national: 1.16%
African Export-Import Bank144A	2.63	5-17-2026	2,185,000	2,040,528
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,843,718
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,315,937
				7,200,183
Industrial: 0.16%
Trucking & leasing: 0.16%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	1,000,941
Technology: 0.90%
Semiconductors: 0.90%
Renesas Electronics Corp.144A	1.54	11-26-2024	2,830,000	2,769,288
SK Hynix, Inc.144A	5.50	1-16-2027	2,825,000	2,810,085
				5,579,373
Total yankee corporate bonds and notes (Cost $77,244,763)				76,211,948

	Yield	Shares
Short-term investments: 4.66%
Investment companies: 0.65%
Allspring Government Money Market Fund Select Class♠∞##	5.24	4,064,779	4,064,779
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2024 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 4.01%
U.S. Treasury Bills☼		3.84%	6-11-2024	$12,500,000	$12,485,363
U.S. Treasury Bills☼		4.84	7-5-2024	12,500,000	12,441,396
					24,926,759
Total short-term investments (Cost $28,991,618)					28,991,538
Total investments in securities (Cost $680,654,615)	107.90%				671,086,383
Other assets and liabilities, net	(7.90)				(49,124,105)
Total net assets	100.00%				$621,962,278

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MYR	Malaysian ringgit
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,985,749	$280,042,327	$(289,963,297)	$0	$0	$4,064,779	4,064,779	$716,178
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—May 31, 2024 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,488,502	AUD	3,800,000	Morgan Stanley Inc.	6-28-2024	$0	$(41,593)
USD	24,676,626	EUR	22,640,000	Morgan Stanley Inc.	6-28-2024	85,423	0
EUR	1,350,000	USD	1,442,935	Morgan Stanley Inc.	6-28-2024	23,413	0
USD	625,372	EUR	580,000	Morgan Stanley Inc.	6-28-2024	0	(4,615)
USD	2,283,470	GBP	1,795,000	Morgan Stanley Inc.	6-28-2024	0	(4,083)
JPY	42,000,000	USD	282,514	Morgan Stanley Inc.	6-28-2024	0	(14,474)
USD	669,662	MYR	3,160,000	Morgan Stanley Inc.	6-28-2024	0	(2,671)
						$108,836	$(67,436)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,018	9-30-2024	$207,572,912	$207,369,782	$0	$(203,130)
Short
2-Year Euro SCHATZ	(45)	9-6-2024	(5,138,020)	(5,138,577)	0	(557)
5-Year Euro-BOBL Futures	(37)	9-6-2024	(4,631,281)	(4,632,542)	0	(1,261)
10-Year U.S. Treasury Notes	(41)	9-19-2024	(4,469,531)	(4,460,672)	8,859	0
5-Year U.S. Treasury Notes	(663)	9-30-2024	(70,154,089)	(70,143,328)	10,761	0
					$19,620	$(204,948)
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are
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Notes to portfolio of investments—May 31, 2024 (unaudited)
generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$54,894,661	$0	$54,894,661
Asset-backed securities	0	77,891,526	982,047	78,873,573
Corporate bonds and notes	0	190,442,813	0	190,442,813
Foreign corporate bonds and notes	0	12,704,004	0	12,704,004
Foreign government bonds	0	11,528,525	0	11,528,525
Investment companies	3,401,320	0	0	3,401,320
Municipal obligations	0	608,691	0	608,691
Non-agency mortgage-backed securities	0	65,445,125	0	65,445,125
U.S. Treasury securities	147,984,185	0	0	147,984,185
Yankee corporate bonds and notes	0	76,211,948	0	76,211,948
Short-term investments
Investment companies	4,064,779	0	0	4,064,779
U.S. Treasury securities	24,926,759	0	0	24,926,759
	180,377,043	489,727,293	982,047	671,086,383
Forward foreign currency contracts	0	108,836	0	108,836
Futures contracts	19,620	0	0	19,620
Total assets	$180,396,663	$489,836,129	$982,047	$671,214,839
Liabilities
Forward foreign currency contracts	$0	$67,436	$0	$67,436
Futures contracts	204,948	0	0	204,948
Total liabilities	$204,948	$67,436	$0	$272,384
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2024, $1,835,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2024, the Fund did not have any transfers into/out of Level 3.
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